FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash at bank
Interest bearing assets
Financial assets	$ 169	$ 100
Currency swaps
Interest bearing assets
Financial assets	388	449
Total assets
Interest bearing assets
Financial assets	557	549
Total assets | Floating rate
Interest bearing assets
Financial assets	557	549
US Dollar | Cash at bank
Interest bearing assets
Financial assets	110	29
US Dollar | Currency swaps
Interest bearing assets
Financial assets	94	83
US Dollar | Total assets
Interest bearing assets
Financial assets	204	112
US Dollar | Total assets | Floating rate
Interest bearing assets
Financial assets	204	112
Other | Cash at bank
Interest bearing assets
Financial assets	59	71
Other | Currency swaps
Interest bearing assets
Financial assets	294	366
Other | Total assets
Interest bearing assets
Financial assets	353	437
Other | Total assets | Floating rate
Interest bearing assets
Financial assets	$ 353	$ 437